Acquisitions - Narrative (Details) - Pixel Labs, Inc - USD ($) $ in Millions		12 Months Ended
	Aug. 27, 2019	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 7.6
Issuance of common stock in connection with acquisition (in shares)		20,885	29,665
Time-Based Cash Holdback
Business Acquisition [Line Items]
Accrued purchase consideration for acquisition	0.7
Time-Based Share Holdback
Business Acquisition [Line Items]
Accrued purchase consideration for acquisition	$ 0.2